UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.4%
AUSTRALIA 5.6%
REAL ESTATE
DIVERSIFIED 1.3%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Dexus Property Group	6,188,292	6,014,158
		6,014,158
INDUSTRIALS 1.4%
Goodman Group	1,431,238	6,478,634

RETAIL 2.9%
CFS Retail Property Trust	2,285,805	3,992,667
Westfield Corp.	1,533,340	10,001,745
		13,994,412
TOTAL AUSTRALIA		26,487,204

BERMUDA 1.1%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	441,208	5,144,485

CANADA 1.5%
REAL ESTATE
DIVERSIFIED 0.5%
Canadian REIT	56,903	2,464,721

OFFICE 1.0%
Allied Properties REIT	154,030	4,700,876
TOTAL CANADA		7,165,597

FRANCE 3.8%
REAL ESTATE
DIVERSIFIED 1.0%
Gecina SA	35,846	4,697,313

RETAIL 2.8%
Klepierre	190,567	8,344,921
Unibail-Rodamco	19,479	5,011,623
		13,356,544
TOTAL FRANCE		18,053,857

	Number of Shares	Value
GERMANY 2.3%
REAL ESTATE
OFFICE 0.4%
Alstria Office REIT AG(c)	177,589	$2,175,748

RESIDENTIAL 1.9%
Deutsche Annington Immobilien SE	98,620	2,862,436
Deutsche Wohnen AG	279,017	5,962,820
		8,825,256
TOTAL GERMANY		11,001,004

HONG KONG 7.8%
REAL ESTATE
DIVERSIFIED 4.2%
Henderson Land Development Co., Ltd.	730,900	4,734,704
New World Development Co., Ltd.	5,686,936	6,620,849
Sun Hung Kai Properties Ltd.	282,245	4,002,032
Wharf Holdings Ltd.	646,051	4,596,910
		19,954,495
OFFICE 1.3%
Hongkong Land Holdings Ltd. (USD)	904,071	6,147,683

RETAIL 2.3%
Link REIT	1,887,000	10,887,216
TOTAL HONG KONG		36,989,394

JAPAN 15.0%
REAL ESTATE
DIVERSIFIED 10.5%
Activia Properties	381	3,060,506
Hulic Co., Ltd.	759,800	8,036,180
Mitsubishi Estate Co., Ltd.	660,882	14,874,741
Mitsui Fudosan Co., Ltd.	475,833	14,575,436
Nomura Real Estate Master Fund	2,896	3,636,008
Sumitomo Realty & Development Co., Ltd.	149,000	5,301,778
		49,484,649
INDUSTRIALS 0.5%
Nippon Prologis REIT	952	2,214,317

OFFICE 3.2%
Hulic REIT	721	1,157,676
Japan Real Estate Investment Corp.	895	4,602,507

	Number of Shares	Value
Nippon Building Fund	927	$4,876,945
Nomura Real Estate Office Fund	1,011	4,627,509
		15,264,637
RETAIL 0.8%
AEON Mall Co., Ltd.	205,300	3,917,875
TOTAL JAPAN		70,881,478

NETHERLANDS 2.3%
REAL ESTATE
DIVERSIFIED 1.0%
Nieuwe Steen Investments NV	911,582	4,789,716

RETAIL 1.3%
Corio NV	111,765	5,480,725
Wereldhave NV	10,313	849,285
		6,330,010
TOTAL NETHERLANDS		11,119,726

NORWAY 0.5%
REAL ESTATE—OFFICE
Norwegian Property ASA(c)	1,464,276	2,190,232

SINGAPORE 4.2%
REAL ESTATE
DIVERSIFIED 2.2%
Capitaland Ltd.	2,098,000	5,262,679
City Developments Ltd.	670,692	5,057,660
		10,320,339
INDUSTRIALS 1.5%
Global Logistic Properties Ltd.	3,334,000	7,082,496

OFFICE 0.5%
Keppel REIT	2,633,099	2,456,211
TOTAL SINGAPORE		19,859,046

SPAIN 0.9%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(c)	151,968	2,015,404
Lar Espana Real Estate Socimi SA(c)	181,215	2,140,063
TOTAL SPAIN		4,155,467

	Number of Shares	Value
SWEDEN 0.7%
REAL ESTATE—DIVERSIFIED
Hemfosa Fastigheter AB(c)	207,632	$3,251,443

UNITED KINGDOM 7.7%
REAL ESTATE
DIVERSIFIED 2.2%
Land Securities Group PLC	631,292	10,633,325

INDUSTRIALS 0.5%
Segro PLC	410,628	2,417,119

OFFICE 1.3%
Derwent London PLC	135,085	5,980,701

RETAIL 2.8%
Hammerson PLC	1,403,299	13,069,636

SELF STORAGE 0.9%
Big Yellow Group PLC	535,544	4,514,625
TOTAL UNITED KINGDOM		36,615,406

UNITED STATES 46.0%
REAL ESTATE
DIVERSIFIED 3.7%
American Assets Trust	105,238	3,469,697
Forest City Enterprises, Class A(c)	121,990	2,386,124
New York REIT	238,211	2,448,809
Vornado Realty Trust	93,400	9,336,264
		17,640,894
FREE STANDING 1.1%
American Realty Capital Properties	421,793	5,086,824

HEALTH CARE 1.0%
Aviv REIT	179,236	4,722,869

HOTEL 3.4%
Extended Stay America	158,280	3,757,567
Hilton Worldwide Holdings(c)	154,184	3,797,552
Strategic Hotels & Resorts(c)	210,473	2,452,010
Sunstone Hotel Investors	437,000	6,039,340
		16,046,469
INDUSTRIALS 2.9%
First Industrial Realty Trust	193,111	3,265,507

	Number of Shares	Value
Prologis	282,844	$10,663,219
		13,928,726
OFFICE 8.5%
Corporate Office Properties Trust	86,946	2,236,251
Douglas Emmett	231,418	5,940,500
Empire State Realty Trust, Class A	249,938	3,754,069
Equity Commonwealth	124,871	3,210,433
Kilroy Realty Corp.	81,614	4,851,136
Liberty Property Trust	138,104	4,593,339
Parkway Properties	295,001	5,540,119
SL Green Realty Corp.	100,972	10,230,483
		40,356,330
RESIDENTIAL 10.6%
APARTMENT 9.3%
American Homes 4 Rent, Class A	271,201	4,580,585
Apartment Investment & Management Co.	218,967	6,967,530
Equity Residential	284,698	17,531,703
Home Properties	141,170	8,221,741
Starwood Waypoint Residential Trust	120,121	3,124,347
UDR	142,028	3,870,263
		44,296,169
MANUFACTURED HOME 1.3%
Sun Communities	118,691	5,993,895
		50,290,064
SELF STORAGE 3.7%
Extra Space Storage	79,703	4,110,284
Public Storage	51,055	8,466,961
Sovran Self Storage	63,797	4,743,945
		17,321,190
SHOPPING CENTERS 11.1%
COMMUNITY CENTER 4.6%
Brixmor Property Group	110,544	2,460,709
Kimco Realty Corp.	267,740	5,866,183
Regency Centers Corp.	191,082	10,285,944
Retail Properties of America, Class A	237,185	3,470,017
		22,082,853

		Number of Shares	Value
REGIONAL MALL 6.5%
General Growth Properties		530,755	$12,499,280
Glimcher Realty Trust		97,031	1,313,800
Simon Property Group		102,299	16,820,002
			30,633,082
TOTAL SHOPPING CENTERS			52,715,935
TOTAL UNITED STATES			218,109,301
TOTAL INVESTMENTS (Identified cost—$409,596,312)	99.4%		471,023,640
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		2,780,963
NET ASSETS (Equivalent to $23.75 per share based on 19,948,576 shares of common stock outstanding)	100.0%		$473,804,603

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)         Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)         Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c)          Non-income producing security.

Sector Summary	% of Net Assets
Diversified	28.1
Office	16.7
Retail	13.0
Residential	12.5
Shopping Centers	11.1
Industrials	6.8
Self Storage	4.6
Hotel	4.5
Free Standing	1.1
Health Care	1.0
Other	0.6
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock - Australia	$26,487,204	$26,487,204	$—	$—	(a)
Common Stock - Other Countries	444,536,436	444,536,436	—	—
Total Investments(b)	$471,023,640	471,023,640	$—	$—

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$409,596,312
Gross unrealized appreciation	$68,518,537
Gross unrealized depreciation	(7,091,209)
Net unrealized appreciation	$61,427,328

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: November 25, 2014